Intangibles Assets - Schedule of Tabular Form of Allocating Intellectual Property to Cash Generating Units (Details) - CAD ($) $ in Thousands	Jan. 31, 2025	Apr. 30, 2024
Disclosure Of Tabular Form Of Allocating Intellectual Property To Cash Generating Units [Line Items]
Intellectual property	$ 1,124	$ 23,557
Utrecht [Member]
Disclosure Of Tabular Form Of Allocating Intellectual Property To Cash Generating Units [Line Items]
Intellectual property	1,124	1,401
BioStrand [Member]
Disclosure Of Tabular Form Of Allocating Intellectual Property To Cash Generating Units [Line Items]
Intellectual property	$ 0	$ 22,156